Consolidated Balance Sheets (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Statement of Financial Position [Abstract]
Common stock, no par value
Common stock, shares authorized	Unlimited	Unlimited
Common stock, shares, issued	59,126,613	58,451,931
Common stock, shares, outstanding	59,126,613	58,451,931